Reconciliation of Cash, Cash Equivalents and Restricted Cash Reported in the Condensed Consolidated Balance Sheet to the Total Amount in the Condensed Consolidated Statements of Cash Flows (Details) - USD ($)
$ in Millions
	Dec. 29, 2018	Sep. 29, 2018	Dec. 30, 2017	Sep. 30, 2017	Oct. 01, 2016	Oct. 03, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 4,455	$ 4,150
Restricted Cash and Investments, Current	4	1		$ 26	$ 96
Restricted Cash and Investments, Noncurrent	4	4		21	54
Cash and Cash Equivalents and Restricted Cash	$ 4,463	$ 4,155	$ 4,695	$ 4,064	$ 4,760	$ 4,725